UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2,   Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Mariusz Cwalina

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2718

Date of fiscal year end:

6/30

Date of reporting period: 9/30/14

Item 1.  Schedule of Investments.

PSI Market Neutral Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2014
Shares		Value

	EXCHANGE TRADED FUNDS - 42.4%
	LARGE CAP GROWTH - 20.7%
185,667	ProShares UltraShort S&P500 *	$ 4,580,405

	SMALL CAP GROWTH - 19.7%
57,732	ProShares Ultra Russell2000 *	4,376,663

	SPECIALTY FUNDS - 2.0%
5,842	ProShares Short VIX Short-Term Futures ETF *	437,799

	TOTAL EXCHANGE TRADED FUNDS (Cost - $9,695,419)	9,394,867

	MUTUAL FUNDS - 43.4%
	ASSET ALLOCATION FUNDS - 22.2%
86,001	Litman Gregory Masters Alternative Strategies Fund - Institutional Shares	1,003,631
300,000	Palmer Square Absolute Return Fund - Institutional Shares	3,006,004
92,250	PIMCO All Asset All Authority Fund - Institutional Shares	913,275
		4,922,910
	BOND FUND - 7.6%
63,001	Guggenheim - Macro Opportunities Fund - Institutional Shares	1,690,944

	EQUITY FUNDS - 13.6%
37,000	Calamos Market Neutral Income Fund - I Shares	478,780
248,000	Palmer Square SSI Alternative Income Fund - I Shares	2,524,643
		3,003,423

	TOTAL MUTUAL FUNDS (Cost - $9,636,802)	9,617,277

PSI Market Neutral Fund
PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)
September 30, 2014
Shares			Value
SHORT-TERM INVESTMENTS - 5.6%
MONEY MARKET FUND - 5.6%
1,246,975	Reich & Tang Daily Income Fund - Money Market Portfolio - Fiduciary Shares, 0.01% **
	(Cost - $1,246,975)		$ 1,246,975

	TOTAL INVESTMENTS - 91.4% (Cost - $20,579,196) (a)		$ 20,259,119
	OTHER ASSETS LESS LIABILITIES - NET - 8.6%		1,904,787
	NET ASSETS - 100.0%		$ 22,163,906

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2014.

ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $20,677,987 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 215,061
		Unrealized depreciation:	(633,929)
		Net unrealized depreciation:	$ (418,868)

PSI Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2014
Shares		Value
	EXCHANGE TRADED FUNDS - 53.6%
	ASSET ALLOCATION FUND - 1.0%
14,584	ProShares UltraShort Euro *	$ 291,097

	DEBT FUND - 12.0%
125,269	ProShares Short 20+ Year Treasury *	3,474,962

	BOND FUNDS - 37.9%
200,000	AdvisorShares YieldPro ETF	4,872,800
47,209	Direxion Daily 20 Year Plus Treasury Bear 3x Shares *	2,019,601
3,801	iShares iBoxx $ Investment Grade Corporate Bond ETF	449,354
6,994	Peritus High Yield ETF	350,609
28,247	PowerShares Preferred Portfolio	408,452
12,628	ProShares Short High Yield *	353,584
7,701	ProShares UltraShort 20+ Year Treasury *	433,797
15,633	SPDR Blackstone / GSO Senior Loan ETF	768,206
11,165	SPDR Nuveen Barclays Municipal Bond ETF	267,960
4,361	Vanguard Intermediate-Term Bond ETF	367,501
6,788	Vanguard Long-Term Corporate Bond ETF	607,662
		10,899,526
	LARGE CAP GROWTH - 0.5%
5,742	ProShares UltraShort S&P500 *	141,655

	SPECIALTY FUNDS - 2.2%
7,385	ProShares Short VIX Short-Term Futures ETF *	553,432
4,951	ProShares UltraShort Financials *	74,215
		627,647

	TOTAL EXCHANGE TRADED FUNDS (Cost - $15,823,402)	15,434,887

	MUTUAL FUNDS - 15.4%
	BOND FUNDS - 9.9%
106,001	Guggenheim - Macro Opportunities Fund - Institutional Shares	2,845,053

	EQUITY FUNDS - 5.5%
156,700	Palmer Square SSI Alternative Income Fund - I Shares	1,595,209

	TOTAL MUTUAL FUNDS (Cost - $4,503,294)	4,440,262

Par Value	EXCHANGE TRADED NOTE - 23.2%
$ 6,000,000	Barclays Bank PLC, Barclays Prosper ETF Portfolio, zero coupon, due 9/3/15 *
	(Cost - $6,569,070)	6,663,600

PSI Total Return Fund
PORTFOLIO OF INVESTMENTS (Continued)(Unaudited)
September 30, 2014
Shares			Value
SHORT-TERM INVESTMENTS - 6.7%
MONEY MARKET FUND - 6.7%
1,927,006	Reich & Tang Daily Income Fund - Money Market Portfolio - Fiduciary Shares, 0.01% **
	(Cost - $1,927,006)		$ 1,927,006

	TOTAL INVESTMENTS - 98.9% (Cost - $28,822,772)(a)		$ 28,465,755
	OTHER ASSETS LESS LIABILITIES - NET - 1.1%		315,040
	NET ASSETS - 100.0%		$ 28,780,795

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2014.

ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $29,878,231 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ -
		Unrealized depreciation:	(1,412,476)
		Net unrealized depreciation:	$ (1,412,476)

PSI Strategic Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2014
Shares		Value

	EXCHANGE TRADED FUNDS - 72.8%
	LARGE CAP GROWTH - 57.7%
28,706	Direxion Daily S&P 500 Bull 3x Shares *	$ 2,229,308
59,853	Guggenheim S&P 500 Equal Weight ETF	4,536,259
18,143	ProShares Ultra Dow30	2,233,041
9,271	ProShares Ultra QQQ	1,165,550
12,293	SPDR S&P 500 ETF	2,421,967
		12,586,125
	MID CAP GROWTH - 5.1%
16,796	ProShares Ultra MidCap400 *	1,102,825

	SMALL CAP GROWTH - 5.0%
14,418	ProShares Ultra Russell2000 *	1,093,029

	SPECIALTY FUNDS - 5.0%
14,695	ProShares Short VIX Short-Term Futures ETF *	1,101,243

	TOTAL EXCHANGE TRADED FUNDS (Cost - $15,901,345)	15,883,222

	MUTUAL FUND - 20.8%
	BOND FUND - 20.8%
90,540	Guggenheim Enhanced Short Duration ETF (Cost - $4,550,263)	4,541,486

	SHORT-TERM INVESTMENTS - 6.5%
	MONEY MARKET FUND - 6.5%
1,426,069	Reich & Tang Daily Income Fund - Money Market Portfolio - Fiduciary Shares, 0.01% **
	(Cost - $1,426,069)	1,426,069

	TOTAL INVESTMENTS - 100.1% (Cost - $21,877,677)(a)	$ 21,850,777
	OTHER ASSETS LESS LIABILITIES - NET - (0.1) %	(27,287)
	NET ASSETS - 100.0%	$ 21,823,490

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2014.

ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $21,709,884 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 163,796
	Unrealized depreciation:	(22,903)
	Net unrealized appreciation:	$ 140,893

PSI Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2014
Shares		Value

	EXCHANGE TRADED FUNDS - 41.5%
	ASSET ALLOCATION FUND - 3.0%
25,154	PowerShares DB U.S. Dollar Index Bullish Fund *	$ 575,272

	BOND FUNDS - 5.8%
6,766	Direxion Daily Emerging Markets Bull 3x Shares *	181,735
7,967	iShares 20+ Year Treasury Bond ETF	926,323
		1,108,058
	LARGE CAP GROWTH - 10.1%
4,826	iShares Russell 1000 Growth ETF	442,206
4,554	ProShares Ultra QQQ	572,529
7,965	ProShares UltraShort S&P500 *	937,958
		1,952,693
	LARGE CAP VALUE - 2.3%
4,390	iShares Russell 1000 Value ETF	439,395

	MID CAP GROWTH - 2.8%
8,269	ProShares Ultra MidCap400 *	542,943

	MID CAP VALUE - 0.9%
734	SPDR S&P MidCap 400 ETF	183,001

	SMALL CAP GROWTH - 1.0%
1,765	iShares Russell 2000 ETF	193,003

	SPECIALTY FUNDS - 15.6%
4,217	iShares U.S. Healthcare ETF	566,554
5,558	iShares U.S. Real Estate ETF	384,614
20,505	SPDR Consumer Staples Select Sector Fund	924,981
5,078	SPDR S&P Metals & Mining ETF	186,819
22,123	SPDR Utilities Select Sector Fund	931,157
		2,994,125

	TOTAL EXCHANGE TRADED FUNDS (Cost - $8,065,727)	7,988,490

	MUTUAL FUNDS - 35.0%
	ASSET ALLOCATION FUND - 15.3%
221,912	KCM Macro Trends Fund	2,942,556

	BOND FUND - 19.7%
75,727	Guggenheim Enhanced Short Duration ETF	3,798,467

	TOTAL MUTUAL FUNDS (Cost - $6,376,790)	6,741,023

PSI Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Continued)(Unaudited)
September 30, 2014
Par Value		Value
EXCHANGE TRADED NOTES - 11.5%
$ 2,000,000	Barclays Bank PLC, Barclays Prosper ETF Portfolio, zero coupon, due 9/3/15 *
	TOAL EXCHANGE TRADED NOTES (Cost - $2,070,000)	$ 2,221,200
Shares
SHORT-TERM INVESTMENTS - 7.4%
MONEY MARKET FUND - 7.4%
1,423,319	Reich & Tang Daily Income Fund - Money Market Portfolio - Fiduciary Shares, 0.01% **
	(Cost - $1,423,319)	1,423,319

	TOTAL INVESTMENTS - 95.4% (Cost - $17,935,836) (a)	$ 18,374,032
	OTHER ASSETS LESS LIABILITIES - NET - 4.6%	878,737
	NET ASSETS - 100.0%	$ 19,252,769

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2014.

ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $18,554,721 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ -
	Unrealized depreciation:	(180,689)
	Net unrealized depreciation:	$ (180,689)

PSI Calendar Effects Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2014
Shares		Value

	EXCHANGE TRADED FUNDS - 56.4%
	ASSET ALLOCATION FUND - 0.9%
16,988	ProShares UltraShort Euro *	$ 339,080

	BOND FUNDS - 12.8%
4,371	iShares iBoxx $ Investment Grade Corporate Bond ETF	516,740
8,389	Peritus High Yield ETF	420,541
34,123	PowerShares Preferred Portfolio	493,419
14,582	ProShares Short High Yield *	408,296
7,079	ProShares UltraShort 20+ Year Treasury *	398,760
17,564	SPDR Blackstone / GSO Senior Loan ETF	863,095
13,481	SPDR Nuveen Barclays Municipal Bond ETF	323,544
5,030	Vanguard Intermediate-Term Bond ETF	423,878
8,531	Vanguard Long-Term Corporate Bond ETF	763,695
		4,611,968
	LARGE CAP GROWTH - 42.5%
98,522	Guggenheim S&P 500 Equal Weight ETF	7,466,982
336,184	ProShares Short S&P500 *	7,735,594
6,664	ProShares UltraShort S&P500 *	164,401
		15,366,977
	SPECIALTY FUNDS - 0.2%
4,876	ProShares UltraShort Financials *	73,091

	TOTAL EXCHANGE TRADED FUNDS (Cost - $20,516,911)	20,391,116

	MUTUAL FUNDS - 20.2%
	BOND FUNDS - 20.2%
145,476	Guggenheim Enhanced Short Duration ETF (Cost - $7,299,985)	7,297,076
PSI Calendar Effects Fund
PORTFOLIO OF INVESTMENTS (Continued)(Unaudited)
September 30, 2014
Shares		Value
	SHORT-TERM INVESTMENTS - 23.7%
	MONEY MARKET FUND - 23.7%
8,551,222	Reich & Tang Daily Income Fund - Money Market Portfolio - Fiduciary Shares, 0.01% **
	(Cost - $8,551,222)	$ 8,551,222

	TOTAL INVESTMENTS - 100.3% (Cost - $36,368,118) (a)	$ 36,239,414
	OTHER ASSETS LESS LIABILITIES - NET - (0.3) %	(92,758)
	NET ASSETS - 100.0%	$ 36,146,656

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2014.

ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $36,444,201 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 224,982
	Unrealized depreciation:	(429,769)
	Net unrealized depreciation:	$ (204,787)

PSI Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

 If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

PSI Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2014 for the Funds' investments measured at fair value:

PSI Market Neutral *
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 9,394,867	$ -	$ -	$ 9,394,867
Mutual Funds	9,617,277	-	-	9,617,277
Short-Term Investments	1,246,975	-	-	1,246,975
Total	$ 20,259,119	$ -	$ -	$ 20,259,119

PSI Total Return *
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 15,434,887	$ -	$ -	$ 15,434,887
Mutual Funds	4,440,262	-	-	4,440,262
Exchange Traded Note	-	6,663,600	-	6,663,600
Short-Term Investments	1,927,006	-	-	1,927,006
Total	$ 21,802,155	$ 6,663,600	$ -	$ 28,465,755

PSI Strategic Growth *
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 15,883,222	$ -	$ -	$ 15,883,222
Mutual Funds	4,541,486	-	-	4,541,486
Short-Term Investments	1,426,069	-	-	1,426,069
Total	$ 21,850,777	$ -	$ -	$ 21,850,777

PSI Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

PSI Tactical Growth *
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 7,988,490	$ -	$ -	$ 7,988,490
Mutual Funds	6,741,023	-	-	6,741,023
Exchange Traded Notes	-	2,221,200	-	2,221,200
Short-Term Investments	1,423,319	-	-	1,423,319
Total	$ 16,152,832	$ 2,221,200	$ -	$ 18,374,032

PSI Calendar Effects *
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 20,391,116	$ -	$ -	$ 20,391,116
Mutual Funds	7,297,076	-	-	7,297,076
Short-Term Investments	8,551,222	-	-	8,551,222
Total	$ 36,239,414	$ -	$ -	$ 36,239,414

The Funds did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Funds' policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classification.

Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes

The Funds may invest in exchange traded notes (“ETNs”).    ETNs are a type of debt security that is linked to the performance of underlying securities.  The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track.  In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date       11/25/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date       11/25/14

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date       11/25/14